VegTech Plant-based Innovation & Climate ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Agricultural Chemicals - 0.1%
Desert Control AS(a)	8,464	$5,802

Agricultural Operations - 11.5%
Dole PLC	20,470	231,105
Fresh Del Monte Produce, Inc.	5,566	136,812
Limoneira Co.	11,040	200,266
Village Farms International, Inc.(a)	48,323	41,075
		609,258

Athletic Footwear - 3.8%
On Holding AG - Class A(a)	7,636	202,812

Auto-Cars/Light Trucks - 2.3%
Tesla, Inc.(a)	667	124,922

Beverages-Non-alcoholic - 12.6%
Celsius Holdings, Inc.(a)	4,163	207,734
GURU Organic Energy Corp.(a)	3,565	6,125
Oatly Group AB - ADR(a)	200,652	226,737
Vita Coco Co., Inc.(a)	11,132	219,188
Zevia PBC - Class A(a)	7,061	12,004
		671,788

Beverages-Wine/Spirits - 1.1%
MGP Ingredients, Inc.	667	56,662

Brewery - 6.8%
Anheuser-Busch InBev SA/NV - ADR	2,875	177,503
Molson Coors Beverage Co. - Class B	3,059	189,016
		366,519

Chemicals-Fibers - 0.5%
Lenzing AG(a)	759	25,387

Chemicals-Specialty - 22.4%
Givaudan SA	92	384,759
International Flavors & Fragrances, Inc.	3,427	276,490
Novozymes AS - Class B	6,693	343,794
Sensient Technologies Corp.	3,036	188,323
		1,193,366

Cosmetics & Toiletries - 8.5%
e.l.f. Beauty, Inc.(a)	2,829	451,310

Food-Misc./Diversified - 18.4%
Beyond Meat, Inc.(a)	3,243	21,469
Corbion NV	2,024	39,438
Ingredion, Inc.	2,208	237,515
Lamb Weston Holdings, Inc.	2,300	235,612
SunOpta, Inc.(a)	58,604	348,694
Tate & Lyle PLC	10,925	86,256
Valsoia SpA	966	10,335
		979,319

Food-Wholesale/Distribution - 3.0%
Mission Produce, Inc.(a)	16,146	161,299

Footwear & Related Apparel - 2.2%
Crocs, Inc.(a)	1,150	116,702

Investment Companies - 0.4%
Agronomics Ltd.(a)	156,009	19,919

Machinery-Farm - 2.0%
Kubota Corp.	6,900	105,600

Medical Labs &Testing Services - 1.0%
Ginkgo Bioworks Holdings, Inc. - Class A(a)	44,367	53,684
TOTAL COMMON STOCKS (Cost $4,542,613)		5,144,349

EXCHANGE-TRADED FUNDS - 2.3%
WisdomTree Floating Rate Treasury Fund	2,461	123,739
TOTAL EXCHANGE-TRADED FUNDS (Cost $123,777)		123,739

SHORT-TERM INVESTMENTS - 1.1%
Money Market Fund - 1.1%
First American Government Obligations Fund - Class X, 5.28%(b)	56,077	56,077
TOTAL SHORT-TERM INVESTMENTS (Cost $56,077)		56,077

TOTAL INVESTMENTS - 100.0% (Cost $4,722,467)		5,324,165
Other Assets in Excess of Liabilities - 0.0%(c)		309
TOTAL NET ASSETS - 100.0%		$5,324,474

AB – Aktiebolag
ADR - American Depositary Receipt
AG – Aktiengesellschaft AS – Aksjeselskap NV – Naamloze Vennootschap PBC – Public Benefit Corporation
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SpA - Società per Azioni

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(c)	Represents less than 0.05% of net assets.

Country Allocation
Country	% of Net Assets
United States	55.55%
Switzerland	11.04%
Canada	7.44%
Denmark	6.46%
Ireland	4.34%
Sweden	4.26%
Belgium	3.33%
Cayman Islands	2.57%
Japan	1.98%
United Kingdom	1.62%
Netherlands	0.74%
Austria	0.37%
Isle of Man	0.19%
Italy	0.11%
Total Investments	100.00%
Other Assets in Excess of Liabilities	0.00%
Total Net Assets	100.00%

VegTech Plant-based Innovation & Climate ETF
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the
United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total

Common Stocks	$5,144,349	$–	$–	$5,144,349
Exchange-Traded Funds	123,739	–	–	123,739
Money Market Fund	56,077	–	–	56,077
Total Investments	$5,324,165	$–	$–	$5,324,165

Refer to the Schedule of Investments for industry classifications.